Leases	12 Months Ended
Dec. 31, 2025
Disclosure Leases Abstract
Leases

22. Leases

a) Right of use

	December 31, 2024	Additions and contract modifications	Depreciation and impairments	Transfer to held for sale (note 31a)	Translation adjustment	December 31, 2025
Ports	51	(8)	(21)	–	4	26
Vessels	353	44	(52)	–	–	345
Pelletizing plants	109	–	(32)	–	13	90
Properties	94	31	(17)	(37)	12	83
Energy plants	28	–	(7)	–	–	21
Others	25	29	(12)	–	–	42
Total	660	96	(141)	(37)	29	607

b) Leases liabilities

	December 31, 2024	Additions and contract modifications	Payments (i)	Interest	Transfer to held for sale (note 31a)	Translation adjustment	December 31, 2025
Ports	54	(8)	(21)	2	–	4	31
Vessels	356	44	(65)	13	–	2	350
Pelletizing plants	126	–	(51)	6	–	16	97
Properties	107	31	(20)	5	(37)	11	97
Energy plants	43	–	(3)	3	–		43
Others	27	29	(14)	2	–	6	50
Total	713	96	(174)	31	(37)	39	668
Current liabilities	147						160
Non-current liabilities	566						508
Total	713						668

(i) The total amount of the variable lease payments not included in the measurement of lease liabilities was US$94 recorded in the income statement for the year ended December 31, 2025 (2024 and 2023: US$253 and US$112, respectively).

Annual minimum payments and remaining lease term

The following table presents the undiscounted lease obligation by maturity date. The lease liability recognized in the statement of financial position is measured at the present value of such obligations.

	2026	2027	2028	2029	2030 onwards	Total	Remaining term (years)	Discount rate
Ports	14	1	1	1	16	33	1 to 17	4% to 5%
Vessels	71	70	59	50	138	388	1 to 7	3% to 4%
Pelletizing plants	37	26	23	6	21	113	1 to 7	2% to 5%
Properties	22	21	20	15	31	109	1 to 13	2% to 6%
Energy plants	6	5	5	5	29	50	1 to 4	5%
Others	19	14	10	6	3	52	1 to 4	3% to 6%
Total	169	137	118	83	238	745

Accounting policy

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the lease term or the end of the useful life of the right-of-use asset.

The Company does not recognize right-of-use assets and liabilities for leases with less than 12 months of lease term and/or leases of low-value assets. The payments associated to these leases are recognized as an expense on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise: (i) fixed payments, including in-substance fixed payments; (ii) variable lease payments that depend on an index or a rate; and (iii) the exercise price under a purchase option or renewal option that are under the Company’s control and is reasonably certain to be exercised.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.